Commitment and Contingencies - Schedule of Commitments to Fund Various Revolving and Delayed Draw Term Loans (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Total net unfunded revolving loan commitments	$ 4,008,000
Revolving Loan Commitments
Other Commitments [Line Items]
Total revolving loan commitments	59,388,000	$ 1,639,000
Less: funded commitments	(3,020,000)	(24,000)
Total net unfunded revolving loan commitments	56,368,000	1,615,000
Delayed Draw Loan Commitments
Other Commitments [Line Items]
Total revolving loan commitments	278,442,000	4,772,000
Revolving and Delayed Draw Loan Commitments
Other Commitments [Line Items]
Total revolving loan commitments	337,829,000.0	6,411,000.0
Less: funded commitments	(3,019,500)	(24,300)
Total net unfunded revolving loan commitments	334,809,500	6,386,700
Total net adjusted unfunded revolving and delayed draw commitments	$ 334,809,500	$ 6,386,700